Stock-based Compensation (PSU Assumptions and Fair Value) (Details) - Share Units Plan [Member] - Equity Settled Awards [Member] - PSU-ROIC [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions
Stock price at grant date (in dollars per share)	$ 110.41	$ 97.77	$ 91.91
Expected stock price volatility	17.00%	18.00%	19.00%
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	1.75%	1.92%	0.98%
Dividend rate (in dollars per share)	$ 2.15	$ 1.82	$ 1.65
Weighted-average grant date fair value of units granted in period (in dollars per share)	$ 70.76	$ 50.77	$ 53.19